OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER LONG TERM LIABILITIES [Abstract]
Other Long-Term Liabilities
(in thousands of $)	2012	2011
Tax benefits on intra-group transfers of long-term assets	—	8,446
Deferred credits from capital lease transactions	18,529	19,153
	18,529	27,599

Deferred Credits from Capital Lease Transactions
Deferred credits from capital lease transactions

(in thousands of $)	2012	2011
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(5,537)	(4,911)
	19,154	19,780
Short-term (see note 20)	625	627
Long-term	18,529	19,153
	19,154	19,780